Inventories (Tables)	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
Schedule of inventories
	June 30,	December 31,
	2026	2025
	US$ thousands

Raw materials and components	51,396	36,281
Products in process	10,851	9,122
Finished products	8,478	7,247
	70,725	52,650